Related-Party Transactions, Summary of Affiliate Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended						6 Months Ended
		Jul. 20, 2016	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Concentration Risk, Percentage					57.00%			56.00%	57.00%	56.00%
Revenue from Related Parties	[1]				$ 168,000			$ 154,000	$ 337,000	$ 302,000
Related Party Transaction, Expenses from Transactions with Related Party					35,000			30,000	73,000	60,000
Related Party Gain (Loss) On Settlement And Reimbursements	[2]				5,000			11,000	12,000	19,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party					16,000			18,000	33,000	35,000
Volume Gains (Losses) Value					2,000			2,000	3,000	4,000
Cost of Reimbursable Expense					$ 3,000			$ 9,000	9,000	$ 15,000
Distribution Made to Limited Partner, Cash Distributions Declared									$ 109,000
Distribution Made to Limited Partner, Declaration Date									Oct. 18, 2016
Distribution Made to Limited Partner, Distributions Declared, Per Unit						$ 0.810	$ 0.780
Distribution Made to Limited Partner, Distribution Date					Aug. 12, 2016	May 13, 2016	Feb. 12, 2016
Subsequent Event
Distribution Made to Limited Partner, Cash Distributions Declared		$ 66,000
Distribution Made to Limited Partner, Declaration Date		Jul. 20, 2016
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.842	$ 0.8750	[3]
Distribution Made to Limited Partner, Distribution Date	[3]		Nov. 14, 2016

[1]	Tesoro accounted for 57% of our total revenues for both the three and six months ended June 30, 2016 and 56% of our total revenues for both the three and six months ended June 30, 2015.
[2]	Includes imbalance settlement gains of $2 million for both the three months ended June 30, 2016 and 2015, and $3 million and $4 million for the six months ended June 30, 2016 and 2015, respectively. Also includes reimbursements from Tesoro pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $3 million and $9 million for the three months ended June 30, 2016 and 2015, respectively, and $9 million and $15 million for the six months ended June 30, 2016 and 2015, respectively.
[3]	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.